Dividends	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Dividends	19. DIVIDENDS In 2013, preferred share dividends in the amount of $18 million (2012 – $18 million) and common share dividends in the amount of $200 million (2012 – $352 million) were declared.